Principal Activities and Corporate Information	12 Months Ended
Dec. 31, 2018
Text Block1 [Abstract]
Principal Activities and Corporate Information
1.	PRINCIPAL ACTIVITIES AND CORPORATE INFORMATION

Asia Pacific Wire & Cable Corporation Limited (“APWC” or the “Company”), which is a subsidiary of Pacific Electric Wire & Cable Co., Ltd. (“PEWC”), a Taiwanese company, was incorporated as an exempted company in Bermuda on September 19, 1996 under the Companies Act 1981 of Bermuda (as amended) for the purpose of acting as a holding company. The Company is principally engaged in owning operating companies engaged in the power cable, telecommunication cable, enameled wire and electronic cable industry. The Company’s registered office is located at Canon’s Court, 22 Victoria Street, Hamilton HM EX, Bermuda. The Company’s executive business office is presently located in Taipei, Taiwan.

The Company’s operating subsidiaries (the “Operating Subsidiaries”) are engaged in the manufacturing and distribution of telecommunications, power cable and enameled wire products in Singapore, Thailand, Australia, the People’s Republic of China (“PRC”) and other markets in the Asia Pacific region. Major customers of the Operating Subsidiaries include government organizations, electric contracting firms, electrical dealers, and wire and cable factories. The Company’s Operating Subsidiaries also engage in the distribution of certain wire and cable products manufactured by PEWC and third parties. The Company also provides project engineering services in supply, delivery and installation (the “SDI”) of power cable to certain of its customers.

Since 1997, the Company has been a U.S. public company with its common shares registered with the Securities and Exchange Commission (the “SEC” or the “Commission”). On April 29, 2011, the Company’s common shares commenced trading on NASDAQ Capital Market tier. On February 15, 2013, the Company’s common shares started trading on the NASDAQ Global Market tier.

In 2007, a U.S. private equity firm (the “PE Investor”) acquired, indirectly through a special purpose investment vehicle, 20% of the issued and outstanding common shares from a foreign private equity firm.  In 2009, the PE Investor caused a sale of a portion of its indirect ownership interest in the Company such that the PE Investor then held indirectly, on a post-sale basis, 9.8% of the issued and outstanding common shares of the Company.

On August 17, 2015, the PE Investor caused its special investment vehicle to sell its remaining 9.8% of the issued and outstanding shares of the Company to PEWC. PEWC is currently holding 75.4% of the equity of the Company and is the Company’s ultimate parent company.

Share Capital

On September 8, 2008, the Company’s shareholders approved an increase to the authorized share capital from 20,000,000 common shares, par value $0.01 per share, to 50,000,000 common shares, par value $0.01 per share.

Share Capital Repurchase Program

The Company’s Board of Directors authorized a share capital repurchase program for its common shares on August 28, 2012, up to $2 million worth of its common shares over the next twelve months.  During 2012 and 2013, the Company repurchased 11,100 shares with total considerations of $38 until the Company suspended the share capital repurchase program as of June 30, 2013. The Company records the value of its common shares held in the treasury at cost.

On August 13, 2014, the Company announced that its Board of Directors authorized the future implementation of a share repurchase program of up to $1 million worth of its Common Shares. The Company did not announce a commencement date for that future share repurchase program, and, to date, it has not yet been implemented, and no financial liability has been recognized.